Operating Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases - Schedule of Maturity of Operating Lease Liabilities (Details) [Line Items]
2025	$ 105
2026	75
2027	75
Thereafter	424
Total	679
Less: imputed interest	111
Present value of lease liabilities	568	$ 810
Land & Plant lease [Member]
Operating Leases - Schedule of Maturity of Operating Lease Liabilities (Details) [Line Items]
2025	105
2026	75
2027	75
Thereafter	424
Total	679
Less: imputed interest	111
Present value of lease liabilities	568
Office and other leases [Member]
Operating Leases - Schedule of Maturity of Operating Lease Liabilities (Details) [Line Items]
2025
2026
2027
Thereafter
Total
Less: imputed interest
Present value of lease liabilities